                               NATIONS FUNDS TRUST
                          NATIONS STRATEGIC GROWTH FUND
                       NATIONS LARGECAP ENHANCED CORE FUND
                           NATIONS LARGECAP INDEX FUND
                           NATIONS MARSICO GROWTH FUND
                      NATIONS MARSICO FOCUSED EQUITIES FUND
                            NATIONS MIDCAP VALUE FUND
                            NATIONS MIDCAP INDEX FUND
                       NATIONS MARSICO MIDCAP GROWTH FUND
                        NATIONS MARSICO 21ST CENTURY FUND
                           NATIONS SMALLCAP VALUE FUND
                           NATIONS SMALLCAP INDEX FUND
                           NATIONS SMALL COMPANY FUND
                NATIONS MARSICO INTERNATIONAL OPPORTUNITIES FUND
                        NATIONS INTERNATIONAL EQUITY FUND
                            NATIONS GLOBAL VALUE FUND
                        NATIONS INTERNATIONAL VALUE FUND
                       NATIONS CONVERTIBLE SECURITIES FUND
                        NATIONS LIFEGOAL INCOME PORTFOLIO
                  NATIONS LIFEGOAL INCOME AND GROWTH PORTFOLIO
                   NATIONS LIFEGOAL BALANCED GROWTH PORTFOLIO
                        NATIONS LIFEGOAL GROWTH PORTFOLIO
                          NATIONS ASSET ALLOCATION FUND
                         NATIONS SHORT-TERM INCOME FUND
                         NATIONS INTERMEDIATE BOND FUND
                                NATIONS BOND FUND
                          NATIONS HIGH YIELD BOND FUND
                    NATIONS SHORT-TERM MUNICIPAL INCOME FUND
                          NATIONS MUNICIPAL INCOME FUND
                NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
             NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
               NATIONS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND
             NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                 NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND
                     NATIONS CALIFORNIA TAX-EXEMPT RESERVES
                              NATIONS CASH RESERVES
                           NATIONS GOVERNMENT RESERVES
                          NATIONS MONEY MARKET RESERVES
                           NATIONS MUNICIPAL RESERVES
                           NATIONS TAX-EXEMPT RESERVES
                      NATIONS NEW YORK TAX-EXEMPT RESERVES
                            NATIONS TREASURY RESERVES
                           (COLLECTIVELY, THE "FUNDS")

                       SUPPLEMENT DATED SEPTEMBER 23, 2005
                      TO PROSPECTUSES DATED AUGUST 1, 2005

         Effective September 26, 2005, the prospectuses for all share classes of the Funds are hereby supplemented by changing all references throughout the prospectuses as follows:

FROM:                                                                      TO:
Nations Strategic Growth Fund                                  ->          Columbia Large Cap Core Fund

Nations LargeCap Enhanced Core Fund                            ->          Columbia Large Cap Enhanced Core Fund

Nations LargeCap Index Fund                                    ->          Columbia Large Cap Index Fund

Nations Marsico Growth Fund                                    ->          Columbia Marsico Growth Fund

Nations Marsico Focused Equities Fund                          ->          Columbia Marsico Focused Equities Fund

Nations MidCap Value Fund                                      ->          Columbia Mid Cap Value Fund

Nations MidCap Index Fund                                      ->          Columbia Mid Cap Index Fund

Nations Marsico MidCap Growth Fund                             ->          Columbia Marsico Mid Cap Growth Fund

Nations Marsico 21st Century Fund                              ->          Columbia Marsico 21st Century Fund

Nations SmallCap Value Fund                                    ->          Columbia Small Cap Value Fund II

Nations SmallCap Index Fund                                    ->          Columbia Small Cap Index Fund

Nations Small Company Fund                                     ->          Columbia Small Cap Growth Fund II

Nations Marsico International Opportunities Fund               ->          Columbia Marsico International Opportunities Fund

Nations International Equity Fund                              ->          Columbia Multi-Advisor International Equity Fund

Nations Global Value Fund                                      ->          Columbia Global Value Fund

Nations International Value Fund                               ->          Columbia International Value Fund

Nations Convertible Securities Fund                            ->          Columbia Convertible Securities Fund

Nations LifeGoal Income Portfolio                              ->          Columbia LifeGoal Income Portfolio

Nations LifeGoal Income and Growth Portfolio                   ->          Columbia LifeGoal Income and Growth Portfolio

Nations LifeGoal Balanced Growth Portfolio                     ->          Columbia LifeGoal Balanced Growth Portfolio

Nations LifeGoal Growth Portfolio                              ->          Columbia LifeGoal Growth Portfolio

Nations Asset Allocation Fund                                  ->          Columbia Asset Allocation Fund II

Nations Short-Term Income Fund                                 ->          Columbia Short Term Bond Fund

Nations Intermediate Bond Fund                                 ->          Columbia Intermediate Core Bond Fund

Nations Bond Fund                                              ->          Columbia Total Return Bond Fund

Nations High Yield Bond Fund                                   ->          Columbia High Income Fund

Nations Short-Term Municipal Income Fund                       ->          Columbia Short Term Municipal Bond Fund

Nations Municipal Income Fund                                  ->          Columbia Municipal Income Fund

Nations Maryland Intermediate Municipal Bond Fund              ->          Columbia Maryland Intermediate Municipal Bond Fund

Nations North Carolina Intermediate Municipal Bond Fund        ->          Columbia North Carolina Intermediate Municipal Bond Fund

Nations Virginia Intermediate Municipal Bond Fund              ->          Columbia Virginia Intermediate Municipal Bond Fund

Nations Georgia Intermediate Municipal Bond Fund               ->          Columbia Georgia Intermediate Municipal Bond Fund

Nations California Intermediate Municipal Bond Fund            ->          Columbia California Intermediate Municipal Bond Fund

Nations South Carolina Intermediate Municipal Bond Fund        ->          Columbia South Carolina Intermediate Municipal Bond Fund

Nations Texas Intermediate Municipal Bond Fund                 ->          Columbia Texas Intermediate Municipal Bond Fund

Nations California Tax-Exempt Reserves                         ->          Columbia California Tax-Exempt Reserves

Nations Cash Reserves                                          ->          Columbia Cash Reserves

Nations Government Reserves                                    ->          Columbia Government Reserves

Nations Money Market Reserves                                  ->          Columbia Money Market Reserves

Nations Municipal Reserves                                     ->          Columbia Municipal Reserves

Nations Tax-Exempt Reserves                                    ->          Columbia Tax-Exempt Reserves

Nations New York Tax-Exempt Reserves                           ->          Columbia New York Tax-Exempt Reserves

Nations Treasury Reserves                                      ->          Columbia Treasury Reserves


         In addition, effective September 26, 2005, Nations Funds Trust will change its name to Columbia Funds Series Trust. Therefore, the prospectuses for all share classes of the Funds are hereby supplemented by changing all references throughout the prospectuses as appropriate.